Inventory (Details) - Schedule of Reconciliation of the Company’s Biological Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Company’s Biological Assets [Abstract]
Balance, beginning of the year	$ 809,180
Acquisition (note 4)		200,457
Gain (loss) on change in fair value of biological assets	(822,942)	580,411
Movement in exchange rate	13,762	28,312
Balance, end of the year		$ 809,180